UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2018 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
November 30, 2018

	Shares	Value
Common Stocks - 99.4%
Communication Services - 1.9%
CenturyLink, Inc.	50,515	$949,682
Liberty Media Corp.-Liberty Formula One, Class C*	13,870	413,603
Total Communication Services		1,363,285
Consumer Discretionary - 11.1%
Advance Auto Parts, Inc.	2,295	407,845
Aptiv PLC (Ireland)	15,240	1,095,756
AutoZone, Inc.*	980	792,889
Brunswick Corp.	10,905	578,401
Caesars Entertainment Corp.*	104,510	890,425
Darden Restaurants, Inc.	5,965	659,371
Dick’s Sporting Goods, Inc.	32,040	1,152,799
Michael Kors Holdings, Ltd. (United Kingdom)*	18,975	830,156
Ralph Lauren Corp.	3,385	377,089
Royal Caribbean Cruises, Ltd.	8,600	972,402
Total Consumer Discretionary		7,757,133
Consumer Staples - 4.6%
BJ’s Wholesale Club Holdings, Inc.*	62,310	1,455,562
Nomad Foods, Ltd. (United Kingdom)*	65,120	1,316,727
Post Holdings, Inc.*	1,435	138,836
The Kroger Co.	9,605	284,884
Total Consumer Staples		3,196,009
Energy - 7.9%
Delek US Holdings, Inc.[1]	17,005	676,629
Diamondback Energy, Inc.	5,720	631,428
Helix Energy Solutions Group, Inc.*,1	49,880	409,016
Kinder Morgan, Inc.	45,770	781,294
Marathon Oil Corp.	65,350	1,090,691
Precision Drilling Corp. (Canada)*	362,885	834,635
The Williams Cos., Inc.	13,455	340,681
WPX Energy, Inc.*	53,070	740,327
Total Energy		5,504,701
Financials - 15.2%
Athene Holding, Ltd., Class A*	28,630	1,245,119
Cadence BanCorp.	17,485	358,617
Citizens Financial Group, Inc.	56,505	2,054,522
CNA Financial Corp.	18,940	888,665
Comerica, Inc.	14,210	1,125,148
The Hartford Financial Services Group, Inc.	19,750	872,752
KeyCorp	39,420	722,963
Lazard, Ltd., Class A	12,015	482,042
Lincoln National Corp.	17,665	1,112,365

	Shares	Value
Old Republic International Corp.	34,695	$782,372
Stifel Financial Corp.	12,630	609,650
Willis Towers Watson PLC (United Kingdom)	2,465	393,044
Total Financials		10,647,259
Health Care - 9.2%
Agilent Technologies, Inc.	18,855	1,364,159
Alexion Pharmaceuticals, Inc.*	8,755	1,078,178
Encompass Health Corp.	7,420	558,058
Humana, Inc.	2,150	708,361
Jazz Pharmaceuticals PLC (Ireland)*	8,265	1,249,668
QIAGEN, N.V. (Netherlands)*	24,670	874,305
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	28,870	621,860
Total Health Care		6,454,589
Industrials - 14.1%
Arcosa, Inc.*	11,073	302,736
CNH Industrial N.V. (United Kingdom)[1]	86,415	838,226
EMCOR Group, Inc.	8,650	630,239
Ingersoll-Rand PLC	7,725	799,692
Jacobs Engineering Group, Inc.	4,675	307,007
KBR, Inc.	60,490	1,123,299
Knight-Swift Transportation Holdings, Inc.	32,440	1,124,370
L3 Technologies, Inc.	5,690	1,042,920
Oshkosh Corp.	12,615	899,828
The Timken Co.	21,180	850,377
Trinity Industries, Inc.[1]	33,220	791,633
United Continental Holdings, Inc.*	11,670	1,128,489
Total Industrials		9,838,816
Information Technology - 10.8%
Akamai Technologies, Inc.*	8,645	594,344
Ciena Corp.*	14,055	458,474
Corning, Inc.	21,455	691,280
First Data Corp., Class A*	32,955	628,781
II-VI, Inc.*,1	13,815	516,957
KEMET Corp.	13,520	276,890
Motorola Solutions, Inc.	8,130	1,067,063
Synopsys, Inc.*	13,010	1,196,140
Verint Systems, Inc.*	20,810	945,398
Zebra Technologies Corp., Class A*	6,660	1,197,468
Total Information Technology		7,572,795
Materials - 6.4%
Alcoa Corp.*	19,555	622,044
Commercial Metals Co.	39,540	761,936
FMC Corp.	9,845	814,575

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)

	Shares	Value
Materials - 6.4% (continued)
Huntsman Corp.	24,140	$488,111
Mercer International, Inc. (Canada)	22,825	279,378
The Mosaic Co.	20,085	723,060
WestRock Co.	16,515	778,022
Total Materials		4,467,126
Real Estate - 11.4%
CBRE Group, Inc., Class A*	17,683	772,393
Cushman & Wakefield PLC*	51,390	956,882
Digital Realty Trust, Inc., REIT	8,784	1,010,511
Gaming and Leisure Properties, Inc., REIT	30,685	1,056,485
Host Hotels & Resorts, Inc., REIT	38,790	737,010
Liberty Property Trust, REIT	34,660	1,569,751
Medical Properties Trust, Inc., REIT	21,645	373,809
Piedmont Office Realty Trust, Inc., Class A, REIT	48,920	906,488
SL Green Realty Corp., REIT	5,795	558,754
Total Real Estate		7,942,083
Utilities - 6.8%
Edison International	22,380	1,238,062
Entergy Corp.	26,745	2,328,420
Exelon Corp.	12,721	590,127
Public Service Enterprise Group, Inc.	10,655	595,614
Total Utilities		4,752,223
Total Common Stocks (Cost $70,759,662)		69,496,019

	Principal Amount	Value
Short-Term Investments - 1.3%
Joint Repurchase Agreements - 0.2%[2]
Cantor Fitzgerald Securities, Inc., dated 11/30/18, due 12/03/18, 2.290% total to be received $101,951 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 12/25/18 -10/20/68, totaling $103,971)	$101,932	$101,932

	Shares
Other Investment Companies - 1.1%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 2.09%[3]	255,926	255,926
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class Shares, 2.14%[3]	255,926	255,926
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.13%[3]	263,681	263,681
Total Other Investment Companies		775,533
Total Short-Term Investments (Cost $877,465)		877,465
Total Investments - 100.7% (Cost $71,637,127)		70,373,484
Other Assets, less Liabilities - (0.7)%		(473,168)
Net Assets - 100.0%		$69,900,316

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $2,238,117 or 3.2% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the November 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG Systematic Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of November 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$69,496,019	—	—	$69,496,019
Short-Term Investments
Joint Repurchase Agreements	—	$101,932	—	101,932
Other Investment Companies	775,533	—	—	775,533

Total Investments in Securities	$70,271,552	$101,932	—	$70,373,484

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended November 30, 2018, there were no transfers in or out of Level 3.

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedule of Portfolio of Investments (unaudited)

PORTFOLIO SECURITIES LOANED

The Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and non-cash and, effective October 1, 2018, may also be accepted in U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Non-cash collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. The non-cash securities collateral consists of U.S. Treasury Obligations with maturity dates and coupon rates from, 1/15/2019 to 5/15/2047, and 0.125% to 8.125%, respectively.

The value of securities loaned on positions held and cash and non-cash collateral received at November 30, 2018, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Systematic Mid Cap Value	$2,238,117	$101,932	$2,176,687	$2,278,619

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date: January 28, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: January 28, 2019